Significant Accounting Policies (Details) - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Significant Accounting Policies [Abstract]
Deemed distributions	$ 0
EBP, Tax Qualification Status [Extensible Enumeration]	favorable
EBP, Tax Determination Letter, Obtained [true false]	true
EBP, Tax Determination Letter, Date	Sep. 01, 2022